Unaudited Condensed Consolidated Statements of Equity (Parenthetical) - $ / shares	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Statement of Stockholders' Equity [Abstract]
Cash dividends declared (in usd per share)	$ 0.25	$ 0.25